Intangible Assets	12 Months Ended
Dec. 31, 2019
Disclosure Of Intangible Assets [Abstract]
Intangible Assets
13	Intangible assets

	Domain name, trademark and Internet audio/video program transmission license RMB’million	Copyrights RMB’million	Supplier resources RMB’million	Corporate customer relationships RMB’million	Non-compete agreement RMB’million	Others RMB’million	Total RMB’million
At January 1, 2018
Cost	1,340	-	331	238	131	81	2,121
Accumulated amortization	(171)	-	(72)	(90)	(42)	(29)	(404)
Net book amount	1,169	-	259	148	89	52	1,717
Year ended December 31, 2018
Opening net book amount	1,169	-	259	148	89	52	1,717
Additions	-	4	-	-	-	11	15
Business combination (Note 27)	-	281	4	-	3	35	323
Disposals	-	-	-	-	-	(1)	(1)
Amortization charge	(116)	(13)	(51)	(62)	(29)	(20)	(291)
Closing net book amount	1,053	272	212	86	63	77	1,763
At December 31, 2018
Cost	1,340	285	335	238	134	125	2,457
Accumulated amortization	(287)	(13)	(123)	(152)	(71)	(48)	(694)
Net book amount	1,053	272	212	86	63	77	1,763
Year ended December 31, 2019
Opening net book amount	1,053	272	212	86	63	77	1,763
Additions	-	225	-	-	-	12	237
Business combination	-	34	-	-	22	-	56
Amortization charge	(116)	(157)	(52)	(42)	(33)	(34)	(434)
Closing net book amount	937	374	160	44	52	55	1,622
At December 31, 2019
Cost	1,340	544	335	185	156	136	2,696
Accumulated amortization	(403)	(170)	(175)	(141)	(104)	(81)	(1,074)
Net book amount	937	374	160	44	52	55	1,622

13	Intangible assets (Continued)

During the years ended December 31, 2017, 2018 and 2019, amortization was charged to the consolidated income statements as follows:

	Year ended December 31,
	2017	2018	2019
	RMB’million	RMB’million	RMB’million
Cost of revenues	60	78	239
Selling and marketing expenses	109	62	42
General and administrative expenses	148	151	153
	317	291	434